Leases - Summary of Lease Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Total lease costs	$ 1,324	$ 1,426
Weighted average remaining lease term in years	2 years 10 months 20 days	2 years 4 months 20 days
Weighted average discount rate	18.00%	20.00%
Research and development
Total lease costs	$ 268	$ 268
General and administrative
Total lease costs	$ 1,057	$ 1,158